Notes Payable and Debt and Financing Arrangements - Narrative relating to debt (Details) $ in Thousands, € in Millions				3 Months Ended	12 Months Ended
	Mar. 30, 2015 USD ($)		Sep. 15, 2014 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)
Debt Instrument [Line Items]
Percentage ownership of subsidiaries				100.00%	100.00%		100.00%
Debt instrument, face amount				$ 2,683,248	$ 2,675,000	[1]	$ 1,675,000	[1]
Extinguishment of debt					$ 5,592		0		$ 0
Subordinated debt | 4.45% Subordinated Notes due 2025
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage					4.45%					4.45%
Debt instrument, face amount	$ 500,000	[1]		500,000	$ 500,000		0	[1]
Subordinated debt | 5.5% Subordinated Notes due 2045
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage					5.50%					5.50%
Debt instrument, face amount	$ 500,000	[1]		$ 500,000	$ 500,000		$ 0	[1]
XL Cayman | Senior notes
Debt Instrument [Line Items]
Extinguishment of debt			$ 600,000
Debt instrument interest rate, stated percentage			5.25%
XL Cayman | Subordinated debt | 4.45% Subordinated Notes due 2025
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage	4.45%			4.45%
Debt issuance percentage of face value	99.633%
Proceeds from debt, net of issuance costs	$ 492,200
Debt issuance cost	$ 5,900
XL Cayman | Subordinated debt | 5.5% Subordinated Notes due 2045
Debt Instrument [Line Items]
Debt instrument interest rate, stated percentage	5.50%			5.50%
Debt issuance percentage of face value	99.115%
Proceeds from debt, net of issuance costs	$ 488,400
Debt issuance cost	$ 7,200
Catlin Underwriting [Member] | Subordinated debt | Variable Rate Subordinated Notes Face Amount Seven Million Euro [Member]
Debt Instrument [Line Items]
Spread on variable rate					2.95%
Debt instrument, face amount | €										€ 7
Catlin Underwriting [Member] | Subordinated debt | Variable Rate Subordinated Notes Face Amount Twenty Seven Million [Member]
Debt Instrument [Line Items]
Spread on variable rate					3.17%
Debt instrument, face amount					$ 27,000
Catlin Underwriting [Member] | Subordinated debt | Variable Rate Subordinated Notes Face Amount Thirty One Million [Member]
Debt Instrument [Line Items]
Spread on variable rate					3.10%
Debt instrument, face amount					$ 31,000
Catlin Underwriting [Member] | Subordinated debt | Variable Rate Subordinated Notes Face Amount Ten Million [Member]
Debt Instrument [Line Items]
Spread on variable rate					3.00%
Debt instrument, face amount					$ 10,000
Catlin Underwriting [Member] | Subordinated debt | Variable Rate Subordinated Notes Face Amount Eleven Million Euro [Member]
Debt Instrument [Line Items]
Spread on variable rate					3.00%
Debt instrument, face amount | €										€ 11

[1]	Excluded from the table are certain credit facilities under which the Company is permitted to utilize up to $1.4 billion and $1.6 billion as of December 31, 2015 and December 31, 2014, respectively, for revolving loans to support general operating and financing needs. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, were utilized under these facilities to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available to support other operating and financing need